UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary	Philip H. Newman, Esq.
State Street Bank and Trust Company	Goodwin Procter LLP
One Lincoln Street SFC 4	Exchange Place
Boston, MA 02111-2900	Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
March 31, 2011 (Unaudited)

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Cost
		ASSET BACKED COMMERCIAL PAPER — 3.6%
P	-1, A-1+	Kells Funding LLC (a)	0.315%	05/13/2011	05/13/2011	$125,000,000	$124,954,792
P	-1, A-1+	Kells Funding LLC (a)	0.370%	06/20/2011	06/20/2011	200,000,000	199,840,000
P	-1, A-1+	Kells Funding LLC (a)	0.370%	06/21/2011	06/21/2011	275,000,000	274,777,250
P	-1, A-1	Newport Funding Corp. (a)	0.310%	04/26/2011	04/26/2011	150,000,000	149,967,708

		TOTAL ASSET BACKED COMMERCIAL PAPER					749,539,750

		FINANCIAL COMPANY COMMERCIAL PAPER — 12.7%
P	-1, A-1+	Bank of Nova Scotia	0.080%	04/01/2011	04/01/2011	120,000,000	120,000,000
P	-1, A-1	BPCE SA (a)	0.406%	06/13/2011	06/13/2011	500,000,000	499,594,444
P	-1, A-1+	Commonwealth Bank of Australia (a)	0.290%	04/07/2011	04/07/2011	150,000,000	149,992,875
P	-1, A-1	Credit Suisse	0.325%	05/17/2011	05/17/2011	150,000,000	149,938,667
P	-1, A-1	Credit Suisse	0.325%	05/20/2011	05/20/2011	400,000,000	399,825,778
P	-1, A-1+	General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	90,000,000	89,913,750
P	-1, A-1+	General Electric Capital Corp.	0.300%	09/12/2011	09/12/2011	150,000,000	149,795,000
P	-1, A-1	JPMorgan Chase & Co.	0.010%	04/01/2011	04/01/2011	350,000,000	350,000,000
P	-1, A-1	Nationwide Building Society (a)	0.300%	06/10/2011	06/10/2011	261,000,000	260,847,750
P	-1, A-1+	NRW Bank (a)	0.304%	05/09/2011	05/09/2011	95,000,000	94,969,917
P	-1, A-1	Sumitomo Mitsui Banking Corp. (a)	0.284%	05/23/2011	05/23/2011	150,000,000	149,939,333
P	-1, A-1+	Svenska Handelsbanken AB	0.294%	04/18/2011	04/18/2011	215,000,000	214,970,557

		TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,629,788,071

		CERTIFICATES OF DEPOSIT — 49.9%
P	-1, A-1+	Bank of Nova Scotia	0.270%	04/21/2011	04/21/2011	200,000,000	200,000,000
P	-1, A-1+	Bank of Nova Scotia	0.280%	05/26/2011	05/26/2011	70,000,000	70,000,000
P	-1, A-1+	Bank of Nova Scotia	0.290%	06/10/2011	06/10/2011	70,000,000	70,000,000
P	-1, A-1+	Bank of Nova Scotia	0.260%	06/17/2011	06/17/2011	125,000,000	125,000,000
P	-1, A-1+	Barclays Bank (b)	0.646%	04/13/2011	05/13/2011	350,000,000	350,000,000
P	-1, A-1+	Barclays Bank (b)	0.586%	04/13/2011	06/13/2011	200,000,000	200,000,000
P	-1, A-1+	Barclays Bank (b)	0.575%	04/15/2011	07/15/2011	175,000,000	175,000,000
P	-1, A-1	Bnk of Tokyo — Mitsubishi	0.310%	04/14/2011	04/14/2011	130,000,000	130,000,000
P	-1, A-1	Bnk of Tokyo — Mitsubishi	0.290%	06/03/2011	06/03/2011	300,000,000	300,000,000
P	-1, A-1+	BNP Paribas	0.530%	06/13/2011	06/13/2011	200,000,000	200,000,000
P	-1, A-1+	BNP Paribas	0.560%	08/09/2011	08/09/2011	150,000,000	150,000,000
P	-1, A-1+	BNP Paribas	0.490%	08/22/2011	08/22/2011	200,000,000	200,000,000
P	-1, A-1+	BNP Paribas	0.540%	09/26/2011	09/26/2011	100,000,000	100,000,000
P	-1, A-1	Canadian Imperial Bank of Commerce (b)	0.304%	04/19/2011	07/19/2011	125,000,000	125,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank	0.350%	04/01/2011	04/01/2011	200,000,000	200,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank	0.500%	06/14/2011	06/14/2011	300,000,000	300,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank (b)	0.508%	04/01/2011	09/01/2011	75,000,000	75,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank (b)	0.506%	04/07/2011	09/07/2011	400,000,000	400,000,000
P	-1, A-1	Credit Suisse	0.320%	07/25/2011	07/25/2011	125,000,000	125,000,000
P	-1, A-1	Credit Suisse (b)	0.409%	04/05/2011	04/05/2012	129,000,000	129,000,000
P	-1, A-1	Deustche Bank AG	0.320%	07/25/2011	07/25/2011	150,000,000	150,000,000
P	-1, A-1+	HSBC Bank PLC	0.350%	08/15/2011	08/15/2011	250,000,000	250,000,000
P	-1, A-1	ING Bank NV	0.370%	04/08/2011	04/08/2011	200,000,000	200,000,000
P	-1, A-1	ING Bank NV	0.430%	06/13/2011	06/13/2011	225,000,000	225,000,000
P	-1, A-1	ING Bank NV	0.410%	08/08/2011	08/08/2011	150,000,000	150,000,000
P	-1, A-1	ING Bank NV	0.410%	08/18/2011	08/18/2011	350,000,000	350,000,000
P	-1, A-1	Lloyds TSB Bank	0.390%	04/11/2011	04/11/2011	400,000,000	400,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
March 31, 2011 (Unaudited)

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Cost
		CERTIFICATES OF DEPOSIT (continued)
P	-1, A-1	Lloyds TSB Bank	0.410%	08/10/2011	08/10/2011	$500,000,000	$500,000,000
P	-1, A-1+	Nordea Bank Finland	0.300%	04/15/2011	04/15/2011	130,000,000	130,000,000
P	-1, A-1+	Rabobank Nederland NV	0.320%	05/10/2011	05/10/2011	220,000,000	220,000,000
P	-1, A-1+	Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	300,000,000	300,000,000
P	-1, A-1+	Rabobank Nederland NV (b)	0.340%	04/07/2011	12/07/2011	150,000,000	150,000,000
P	-1, A-1+	Rabobank Nederland NV (b)	0.360%	04/04/2011	04/02/2012	150,000,000	150,000,000
P	-1, A-1+	Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	90,000,000	90,000,000
P	-1, A-1+	Royal Bank of Canada (b)	0.330%	04/01/2011	09/29/2011	200,000,000	200,000,000
P	-1, A-1	Royal Bank of Scotland	0.400%	06/15/2011	06/15/2011	400,000,000	400,000,000
P	-1, A-1	Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	500,000,000	500,000,000
P	-1, A-1	Societe Generale	0.450%	07/05/2011	07/05/2011	200,000,000	200,000,000
P	-1, A-1	Societe Generale	0.450%	08/01/2011	08/01/2011	500,000,000	500,000,000
P	-1, A-1	Societe Generale (b)	0.540%	04/07/2011	09/07/2011	200,000,000	200,000,000
P	-1, A-1	Standard Chartered Bank	0.350%	05/16/2011	05/16/2011	100,000,000	100,000,000
P	-1, A-1	Standard Chartered Bank	0.350%	06/20/2011	06/20/2011	80,000,000	80,000,000
P	-1, A-1	Sumitomo Mitsui Banking Corp.	0.310%	05/10/2011	05/10/2011	100,000,000	100,000,000
P	-1, A-1	Sumitomo Mitsui Banking Corp.	0.295%	05/12/2011	05/12/2011	200,000,000	200,000,000
P	-1, A-1+	Svenska Handelsbanken AB	0.280%	04/27/2011	04/27/2011	100,000,000	100,000,000
P	-1, A-1+	Toronto Dominion Bank (b)	0.318%	04/28/2011	10/28/2011	55,000,000	55,000,000
P	-1, A-1+	Toronto Dominion Bank (b)	0.336%	04/12/2011	01/12/2012	72,000,000	72,000,000
P	-1, A-1	UBS AG	0.380%	04/11/2011	04/11/2011	350,000,000	350,000,000
P	-1, A-1	UBS AG (b)	0.358%	04/11/2011	08/10/2011	400,000,000	400,000,000

		TOTAL CERTIFICATES OF DEPOSIT					10,346,000,000

		OTHER NOTES — 8.4%
P	-1, A-1	Bank of America NA (b)	0.603%	04/26/2011	05/20/2011	9,301,000	9,301,000
P	-1, A-1	Bank of America NA (b)	0.348%	04/27/2011	07/27/2011	75,000,000	75,000,000
P	-1, A-1	Bank of America NA (b)	0.361%	04/01/2011	08/01/2011	115,000,000	115,000,000
P	-1, A-1	Bank of America NA (b)	0.334%	04/25/2011	08/22/2011	300,000,000	300,000,000
P	-1, A-1	Bank of America NA (b)	0.325%	04/15/2011	09/15/2011	100,000,000	100,000,000
P	-1, A-1	Canadian Imperial Bank	0.090%	04/01/2011	04/01/2011	165,000,000	165,000,000
P	-1, A-1	DnB NOR Bank ASA	0.100%	04/01/2011	04/01/2011	150,000,000	150,000,000
P	-1, A-1+	Nordea Bank AB (b)(c)	0.414%	05/18/2011	04/18/2012	200,000,000	200,000,000
P	-1, A-1+	Royal Bank of Canada	0.100%	04/01/2011	04/01/2011	83,000,000	83,000,000
P	-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.453%	04/06/2011	07/01/2011	150,000,000	149,999,487
P	-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.364%	05/17/2011	04/17/2012	250,000,000	250,000,000
P	-1, A-1+	Wells Fargo Bank NA	0.020%	04/01/2011	04/01/2011	70,000,000	70,000,000
P	-1, A-1+	Wells Fargo Bank NA	0.050%	04/01/2011	04/01/2011	70,000,000	70,000,000

		TOTAL OTHER NOTES					1,737,300,487

							Market
							Value
		GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 23.1%
P	-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Government Obligation, 7.500% due 05/25/42 valued at $420,197,381); proceeds $420,001,167	0.100%	04/01/2011	04/01/2011	420,000,000	420,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
March 31, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 0.000% - 5.375% due 04/07/11 - 04/08/30 valued at $1,530,004,363); proceeds $1,500,005,833	0.140%	04/01/2011	04/01/2011	$1,500,000,000	$1,500,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 4.000% - 6.500% due 08/01/21 - 03/01/41 valued at $209,100,001); proceeds $205,000,683	0.120%	04/01/2011	04/01/2011	205,000,000	205,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 3.500% - 4.500% due 10/01/20 - 03/01/41 valued at $255,000,001); proceeds $250,001,389	0.200%	04/01/2011	04/01/2011	250,000,000	250,000,000
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Government Obligation, 6.250% due 12/20/39 valued at $622,200,000); proceeds $610,002,711	0.160%	04/01/2011	04/01/2011	610,000,000	610,000,000
P-1, A-1	Agreement with ING Financial Markets, LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 3.000% - 8.000% due 01/15/17 - 02/01/41 valued at $449,822,196); proceeds $441,002,083	0.170%	04/01/2011	04/01/2011	441,000,000	441,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 0.000% - 1.255% due 07/15/23 - 11/15/40 valued at $306,002,682); proceeds $300,001,500	0.180%	04/01/2011	04/01/2011	300,000,000	300,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
March 31, 2011 (Unaudited)

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Value
		GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P	-1, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by various U.S. Government Obligations, 1.012% - 6.000% due 08/01/13 - 10/15/47 valued at $1,081,542,702); proceeds $1,060,339,418	0.150%	04/01/2011	04/01/2011	$1,060,335,000	$1,060,335,000

		TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,786,335,000

		TREASURY REPURCHASE AGREEMENTS — 2.3%
P	-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 0.500% - 5.125% due 05/31/12 - 08/15/19 valued at $454,920,083); proceeds $446,000,619	0.050%	04/01/2011	04/01/2011	446,000,000	446,000,000
P	-1, A-1+	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strip, 2.750% due 02/28/18 valued at $28,560,082); proceeds $28,000,078	0.100%	04/01/2011	04/01/2011	28,000,000	28,000,000

		TOTAL TREASURY REPURCHASE AGREEMENTS					474,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%							20,722,963,308
Other Assets in Excess of Liabilities — 0.00%							5,324,402

NET ASSETS — 100.0%							$20,728,287,710

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.19% of net assets as of March 31, 2011.

(b)	Floating Rate Note- Interest rate shown is rate in effect at March 31, 2011.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.89% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
March 31, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar but not identical securities in both active and inactive markets, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	—

Level 2 — Other Significant Observable Inputs	$20,722,963,308

Level 3 — Significant Unobservable Inputs	—

Total	$20,722,963,308

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross James E. Ross President

By:	/s/ Laura F. Dell Laura F. Dell Treasurer

Date:	May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross President

By:	/s/ Laura F. Dell Laura F. Dell Treasurer

Date:	May 23, 2011